Summary of Significant Policies (Details)	12 Months Ended
Dec. 31, 2018
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Residual value rate	5.00%
Useful life	3 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Residual value rate	5.00%
Useful life	5 years